Fair value measurements (Schedule of Certain Significant Estimates) (Details) - Huya's Pre-IPO Preferred Shares [Member]	May 10, 2018	Mar. 08, 2018
Volatility	50.00%	50.00%
Dividend yield	0.00%	0.00%
Risk-free rate (3 months) [Member]
Risk-free rate	1.58%	1.66%
Risk-free rate (4 years) [Member]
Risk-free rate	2.46%	2.52%